Financial Instruments (Details 1) - Interest rate risk [Member] - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 9,258,603	$ 19,851,138
Total Financial Liabilities	$ (2,103,351)	$ (2,718,174)
Average Interest Rate	0.24%	0.42%
Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	$ (2,069,604)	$ (2,718,174)
Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(33,747)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 9,196,892	$ 14,399,904
Average Interest Rate	0.24%	0.42%
Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 61,711	$ 4,829,497
Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets		621,737
Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,532,485	1,400,257
Total Financial Liabilities
Floating Interest Rate [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets		19,851,138
Total Financial Liabilities
Floating Interest Rate [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Floating Interest Rate [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,532,485	1,400,257
Floating Interest Rate [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member] | Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member] | Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	192,713	3,205,042
Total Financial Liabilities
Fixed Interest [Member] | 1 year or less [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Fixed Interest [Member] | 1 year or less [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(32,879)
Fixed Interest [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Total Financial Liabilities
Fixed Interest [Member] | 1-5 years [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Fixed Interest [Member] | 1-5 years [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(868)
Fixed Interest [Member] | Cash and cash equivalents [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	192,713	3,205,042
Fixed Interest [Member] | Cash and cash equivalents [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Trade and other receivables [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Trade and other receivables [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other current assets [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other current assets [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other non-current assets [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other non-current assets [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Non-Interest bearing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	5,533,405	15,245,839
Non-Interest bearing [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(2,069,604)	(2,718,174)
Non-Interest bearing [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Non-Interest bearing [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	5,471,694	9,794,605
Non-Interest bearing [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 61,711	4,829,497
Non-Interest bearing [Member] | Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets		621,737
Non-Interest bearing [Member] | Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets